EARNINGS PER SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Numerator:
Net income attributable to Canadian Solar Inc.	$ 36,051	$ 274,187	$ 239,968
Dilutive effect of convertible notes		5,290	5,183
Net income attributable to Canadian Solar Inc. - diluted	$ 36,051	$ 279,477	$ 245,151
Denominator:
Denominator for basic calculation - weighted average common shares - basic	66,616,400	65,375,084	64,324,558
Diluted effects of share number from RSUs	323,028	546,765	586,420
Dilutive effects of share number from convertible notes		6,272,157	6,272,157
Denominator for diluted calculation - weighted average common shares - diluted	66,939,428	72,194,006	71,183,135
Basic earnings per share	$ 0.54	$ 4.19	$ 3.73
Diluted earnings per share	$ 0.54	$ 3.87	$ 3.44
RSUs and share options
Denominator:
Anti-dilutive shares excluded from the computation of diluted earnings per share, total	241,652	48,598	9,295
Convertible Debt Securities
Denominator:
Anti-dilutive shares excluded from the computation of diluted earnings per share, total	6,272,157